PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

        Prepaid expenses and other current assets consisted of the following (in RMB thousands):

	December 31,
	2013	2014
Prepaid rental	19,368	6,668
Staff advances and deposits	9,398	4,246
Prepayments to suppliers	5,384	5,208
Others	10,329	4,876

Total	44,479	20,998